EMPLOYEE BENEFIT PLANS - Fair Value of Plan Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 306,414	$ 302,131
Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	67,392	52,567
Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	168,948	157,251
Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0	$ 8,180
Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	236,340	209,818
Investments measured at net asset value
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	70,074	92,313
Cash and cash equivalents | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	7,404	5,695
Cash and cash equivalents | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	8,854
Cash and cash equivalents | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Cash and cash equivalents | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	7,404	14,549
Fixed income securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	23,790	33,260
Fixed income securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	111,281	100,964
Fixed income securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Fixed income securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	135,071	134,224
Insurance contracts | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	34,288	16,627
Insurance contracts | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0
Insurance contracts | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	34,288	16,627
Equity securities | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	34,127	4,930
Equity securities | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	17,886	22,671
Equity securities | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0	8,058
Equity securities | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	52,013	27,601
Other | Level 1
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	2,071	8,682
Other | Level 2
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	5,493	8,135
Other | Level 3
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	0	0	$ 122
Other | Total
Defined Benefit Plan, Plan Assets, Category [Line Items]
Plan assets	$ 7,564	$ 16,817